UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2010

Item 1.         Schedule of Investments.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
European Focus Fund
October 31, 2010

		Value
Shares		(note 3)

Common Stocks - 95.33%
	Australia - 2.37%
4,700,000	Centamin Egypt, Ltd. *	$ 13,028,716

	Finland - 1.85%
942,774	Nokia Oyj	10,182,306

	France - 6.80%
2,500,000	Alcatel-Lucent *	8,775,300
183,632	Alstom S.A.	9,267,296
111,176	Vallourec S.A.	11,538,571
275,000	Vivendi S.A.	7,844,359
		37,425,526
	Germany - 9.01%
65,714	Axel Springer AG	9,772,581
66,354	Brenntag AG *	6,219,874
110,000	Continental AG *	9,556,377
134,000	Fresenius SE	11,826,042
165,589	HeidelbergCement AG	8,662,094
78,928	Kabel Deutschland Holding
	AG *	3,554,261
		49,591,229
	Ireland - 2.24%
275,000	CRH plc	4,709,678
10,232,253	The Bank of Ireland *	7,633,310
		12,342,988
	Italy - 0.59%
316,000	Azimut Holding SpA	3,223,799

	Kazakhstan - 4.59%
404,971	KazMunaiGas Exploration
	Production, GDR	6,965,501
1,724,139	Zhaikmunai LP, GDR *	18,275,873
		25,241,374
	Luxembourg - 0.44%
587,484	AZ Electronic Materials S.A. *	2,400,457

	Netherlands - 2.09%
410,333	A&D Pharma Holding N.V.,
	GDR	3,198,168
140,000	Akzo Nobel N.V.	8,312,387
414,902	Amtel Vredestein N.V., GDR
	(a) (b) *	—
		11,510,555
	Norway - 0.73%
2,998,448	Sevan Marine ASA *	4,042,063

	Portugal - 1.95%
557,532	Galp Energia, SGPS, S.A., B
	Shares	10,754,987

	Switzerland - 3.52%
304,249	GAM Holding, Ltd. *	4,807,756
48,950	Roche Holding AG	7,187,922
220,000	Temenos Group AG *	7,377,674
		19,373,352
	United Kingdom - 59.15%
700,000	Aero Inventory plc (a) (b)	—
3,174,597	Afren plc *	6,587,430
2,000,000	African Minerals, Ltd. *	13,972,501
1,455,694	Aviva plc	9,285,813
1,519,787	BAE Systems plc	8,394,245
51,882	Betfair Group plc *	1,192,961
6,390,000	Borders & Southern
	Petroleum *	7,167,316
3,041,213	BP plc	20,749,620
1,294,648	British Sky Broadcasting
	Group plc	14,656,205
3,236,119	BT Group plc	7,969,957
4,350,000	Caparo Energy, Ltd. *	8,120,314
3,227,735	Essar Energy, Ltd. *	27,902,747
3,813,891	European Goldfields, Ltd. *	50,784,005
2,500,000	Exillon Energy plc *	10,495,399
2,305,861	FirstGroup plc	15,071,084
5,500,258	Game Group plc	6,235,441
6,079,599	Gartmore Group, Ltd. *	11,836,106
4,765,492	Gulf Keystone Petroleum,
	Ltd. *	11,835,786
1,285,894	ICAP plc	9,399,789
190,000	Imperial Tobacco Group plc	6,085,889
6,832,267	ITV plc *	7,471,798
3,127,498	Juridica Investments, Ltd. (a)
	*	5,462,371
4,449,500	Kalahari Minerals plc *	12,494,730
7,014,031	Lloyds Banking Group plc *	7,748,125
650,000	London Mining plc *	3,301,644
1,203,455	National Grid plc	11,377,308
995,921	Regal Petroleum plc *	251,341
959,458	Resolution, Ltd.	4,026,420
1,247,848	Songbird Estates plc *	2,859,271
2,000,000	The Sage Group plc	8,633,467
380,092	Tullow Oil plc	7,217,133
2,677,335	William Hill plc	6,894,079
		325,480,295
	Total Common Stock
	(Cost $438,115,238)	524,597,647

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
European Focus Fund
October 31, 2010 (continued)

		Value
Shares		(note 3)
Preferred Stock - 1.85%
	Germany - 1.85%
67,908	Volkswagen AG	$ 10,207,551

	Total Preferred Stock
	(Cost $6,081,495)	10,207,551
REITS - 1.05%
	United Kingdom - 1.05%
810,000	Shaftesbury plc	5,788,652

	Total REITS
	(Cost $3,795,845)	5,788,652

	Total Long Term
	Investments
	(Cost $447,992,578)	540,593,850
Short Term Investment - 1.76%
9,684,435	Fidelity Institutional Treasury
	Portfolio	9,684,435

	Total Short Term
	Investment
	(Cost $9,684,435)	9,684,435
Total Investments - 99.99%
	(Cost $457,677,013)	550,278,285
Net Other Assets and Liabilities –
0.01%		35,393
Total Net Assets – 100.00%		$550,313,678

*           Non income producing security

(a)        This security has been deemed illiquid in accordance to the policies and procedures adopted by the Board of Trustees.

(b)        Fair valued at October 31, 2010 as determined in good faith using procedures adopted by Board of Trustees.

GDR	Global Depositary Receipts

REIT	Real Estate Investment Trust

See Notes to Financial Statements.

  Henderson Global Funds
Portfolio of Investments

European Focus Fund
October 31, 2010 (continued)

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Oil & Gas Exploration & Production	17.58%
Gold	11.59
Integrated Oil & Gas	5.72
Asset Management & Custody Banks	3.61
Communications Equipment	3.44
Cable & Satellite	3.31
Application Software	2.91
Diversified Banks	2.80
Trucking	2.74
Precious Metals & Minerals	2.54
Construction Materials	2.43
Diversified Metals & Mining	2.27
Health Care Equipment	2.15
Industrial Machinery	2.10
Multi-Utilities	2.07
Automobile Manufacturers	1.85
Publishing	1.78
Tires & Rubber	1.74
Investment Banking & Brokerage	1.71
Multi-line Insurance	1.69
Heavy Electrical Equipment	1.68
Aerospace & Defense	1.52
Diversified Chemicals	1.51
Independent Power Producers & Energy Traders	1.47
Casinos & Gaming	1.47
Integrated Telecommunication Services	1.45
Movies & Entertainment	1.42
Broadcasting	1.36
Pharmaceuticals	1.31
Computer & Electronics Retail	1.13
Trading Companies & Distributors	1.13
Tobacco	1.11
Diversified REIT's	1.05
Industrial Conglomerates	0.99
Oil & Gas Equipment & Services	0.73
Life & Health Insurance	0.73
Steel	0.60
Health Care Distributors	0.58
Real Estate Operating Companies	0.52
Semiconductor Equipment	0.44

Long Term Investments	98.23
Short Term Investment	1.76

Total Investments	99.99
Net Other Assets and Liabilities	0.01

100.00%

Henderson Global Funds
Notes to Financial Statements
 (Unaudited)

1.  All percentages are based on the net assets of the Henderson European Focus Fund (the “Fund”) as of October 31, 2010.

2.  Net unrealized appreciation of the Fund’s investment securities was $92,601,272 of which $141,855,752 related to the appreciated investment securities and $49,254,480 related to depreciated investment securities for the fiscal quarter ended October 31, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

·	Level 1 – quoted prices in active markets for identical investments
·	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

European Focus

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Australia	$13,028,716	$—	$—	$13,028,716
Finland	10,182,306	—	—	10,182,306
France	37,425,526	—	—	37,425,526
Germany	49,591,229	—	—	49,591,229
Ireland	12,342,988	—	—	12,342,988
Italy	3,223,799	—	—	3,223,799
Kazakhstan	25,241,374	—	—	25,241,374
Luxembourg	2,400,457	—	—	2,400,457
Netherlands	11,510,555	—	—	11,510,555
Norway	4,042,063	—	—	4,042,063
Portugal	10,754,987	—	—	10,754,987
Switzerland	19,373,352	—	—	19,373,352
United Kingdom	325,480,295	—	—	325,480,295

Total Common Stock	524,597,647	—	—	524,597,647
Preferred Stock
Germany	10,207,551	—	—	10,207,551
Total Preferred Stock	10,207,551	—	—	10,207,551
REITS
United Kingdom	5,788,652	—	—	5,788,652
Total REITS	5,788,652	—	—	5,788,652
Short Term Investment	9,684,435	—	—	9,684,435
Total Investments	550,278,285	—	—	550,278,285
Total	$550,278,285	$—	$—	$550,278,285

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Secruities		Balance as of August 1, 2010	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of October 31, 2010	Ending Unrealized Appreciation (Depreciation) from Investments held at October 31, 2010
Common Stocks
Netherlands
Amtel Vredestein N.V, GDR		$—	$—	$—	$—	$—	$—	$—	$—	$—	($4,563,922)

United Kingdom
Aero Inventory plc		$—	$—	$—	$—	$—	$—	$—	$—	$—	($5,570,247)

	Total	$—	$—	$—	$—	$—	$—	$—	$—	$—	($10,134,169)

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2010.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Global Equity Income Fund
October 31, 2010

		Value
Shares		(note 3)

Common Stocks - 97.00%
	Australia - 7.26%
213,603	BHP Billiton, Ltd.	$ 8,771,123
226,849	Commonwealth Bank of
	Australia	10,866,065
5,974,065	Goodman Fielder, Ltd.	8,690,064
941,104	QBE Insurance Group, Ltd.	15,837,527
6,183,126	Telstra Corp., Ltd.	16,171,337
		60,336,116
	Brazil - 0.85%
806,630	Cielo S.A.	7,090,278

	China - 0.85%
57,753	PetroChina Co., Ltd., ADR	7,100,731

	Cyprus - 0.99%
1,249,055	ProSafe SE	8,234,473

	Czech Republic - 0.50%
190,197	Telefonica 02 Czech
	Republic a.s.	4,186,236

	France - 7.21%
94,667	Neopost S.A.	7,864,607
124,766	Sodexo	8,119,843
447,236	Total S.A.	24,304,072
36,233	Unibail-Rodamco	7,549,235
116,942	Vallourec S.A.	12,137,004
		59,974,761
	Germany - 1.28%
93,195	Siemens AG	10,646,499

	Greece - 0.64%
281,344	OPAP S.A.	5,305,836

	Ireland - 0.48%
233,258	CRH plc	3,994,800

	Italy - 5.97%
360,078	Atlantia SpA	8,228,991
1,432,521	Enel SpA	8,179,494
536,942	ENI SpA	12,099,045
3,899,653	Snam Rete Gas SpA	21,126,689
		49,634,219
	Japan - 2.63%
5,398	NTT DoCoMo, Inc.	9,089,462
246,600	Sumitomo Mitsui Financial
	Group, Inc.	7,391,565
115,300	Takeda Pharmaceutical Co.,
	Ltd.	5,401,777
		21,882,804

	Korea - 0.84%
45,863	SK Telecom Co., Ltd.	6,949,248

	Netherlands - 5.83%
945,917	Royal Dutch Shell plc, Class
	B	30,291,085
612,629	Unilever N.V.	18,165,859
		48,456,944
	Singapore - 2.82%
1,022,000	Keppel Corp., Ltd.	7,880,368
2,346,000	SembCorp Industries, Ltd.	8,301,538
2,846,000	Singapore Technologies
	Engineering, Ltd.	7,278,266
		23,460,172
	Spain - 4.84%
1,177,878	Banco Santander S.A.	15,133,031
928,199	Telefonica S.A.	25,062,228
		40,195,259
	Switzerland - 1.18%
168,667	Novartis AG	9,778,418

	Taiwan - 2.55%
7,836,000	CTCI Corp.	8,815,708
326,550	HTC Corp.	7,368,876
2,733,000	Quanta Computer, Inc.	5,015,907
		21,200,491

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Global Equity Income Fund
October 31, 2010 (continued)

		Value
Shares		(note 3)
	United Kingdom - 31.49%
556,663	Amlin plc	$ 3,626,748
2,601,763	Aviva plc	16,596,540
3,245,563	BAE Systems plc	17,926,230
2,356,013	Balfour Beatty plc	10,445,867
1,554,376	Catlin Group, Ltd.	8,684,917
584,750	Centrica plc	3,112,630
345,704	Close Brothers Group plc	4,273,641
972,026	Compass Group plc	7,966,750
899,524	Dairy Crest Group plc	5,338,772
853,271	Diageo plc	15,750,600
1,105,477	Electrocomponents plc	4,320,352
1,590,880	GlaxoSmithKline plc	31,125,098
607,791	Greene King plc	4,072,827
902,077	Halfords Group plc	6,121,455
4,473,390	Hays plc	7,920,575
500,048	Imperial Tobacco Group plc	16,017,035
2,697,100	Intermediate Capital Group
	plc	13,950,450
1,354,164	J Sainsbury plc	8,447,211
2,052,636	Marston's plc	3,312,067
1,358,325	National Grid plc	12,841,429
237,490	Pennon Group plc	2,370,779
660,082	Provident Financial plc	8,249,928
360,207	SABMiller plc	11,657,234
3,957,753	Smiths News plc	7,324,674
825,014	Standard Life plc	3,000,854
462,495	Tate & Lyle plc	3,720,218
3,454,567	Tesco plc	23,627,978
		261,802,859
	United States - 18.79%
164,729	AGL Resources, Inc.	6,467,261
552,109	Bristol-Myers Squibb Co.	14,851,732
439,656	ConAgra Foods, Inc.	9,887,863
115,093	Diamond Offshore Drilling,
	Inc.	7,614,553
420,190	Duke Energy Corp.	7,651,660
286,723	H.J. Heinz Co.	14,080,966
161,508	Kimberly-Clark Corp.	10,229,917
248,418	Paychex, Inc.	6,881,179
541,518	Pfizer, Inc.	9,422,413
315,934	Pitney Bowes, Inc.	6,931,592
189,310	Progress Energy, Inc.	8,518,950
311,072	Reynolds American, Inc.	20,188,573
222,942	The Procter & Gamble Co.	14,172,423
593,769	Verizon Communications,
	Inc.	19,279,679
		156,178,761
	Total Common Stock
	(Cost $775,742,987)	806,408,905

Rights - 0.02%
	Spain - 0.02%
1,177,878	Banco Santander S.A. *
	(Expires 10/29/10)	195,085

	Total Rights
	(Cost $197,265)	195,085

	Total Long Term
	Investments
	(Cost $775,940,252)	806,603,990
Short Term Investment - 1.96%
16,272,105	Fidelity Institutional Treasury
	Portfolio	16,272,105

	Total Short Term
	Investment
	(Cost $16,272,105)	16,272,105
Total Investments - 98.98%
	(Cost $792,212,357)	822,876,095

Net Other Assets and Liabilities – 1.02%		8,450,267

Total Net Assets – 100.00%		$ 831,326,362

*	Non income producing security

ADR	American Depositary Receipts

See Notes to Financial Statements.

  Henderson Global Funds
 Portfolio of Investments

Global Equity Income Fund
October 31, 2010 (continued)

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Integrated Oil & Gas	8.88%
Pharmaceuticals	8.49
Integrated Telecommunication Services	7.78
Packaged Foods & Meats	7.20
Tobacco	4.36
Diversified Banks	4.02
Food Retail	3.86
Property & Casualty Insurance	3.39
Gas Utilities	3.32
Industrial Conglomerates	3.25
Aerospace & Defense	3.03
Household Products	2.93
Electric Utilities	2.93
Restaurants	2.82
Construction & Engineering	2.32
Multi-line Insurance	2.00
Wireless Telecommunication Services	1.93
Multi-Utilities	1.92
Distillers & Vintners	1.89
Data Processing & Outsourced Services	1.68
Asset Management & Custody Banks	1.68
Industrial Machinery	1.46
Brewers	1.40
Diversified Metals & Mining	1.05
Consumer Finance	0.99
Oil & Gas Equipment & Services	0.99
Highways & Railtracks	0.99
Human Resource & Employment Services	0.95
Office Electronics	0.95
Oil & Gas Drilling	0.92
Retail REIT's	0.91
Communications Equipment	0.89
Distributors	0.88
Office Services & Supplies	0.83
Automotive Retail	0.74
Casinos & Gaming	0.64
Computer Hardware	0.60
Technology Distributors	0.52
Diversified Capital Markets	0.51
Construction Materials	0.48
Life & Health Insurance	0.36
Water Utilities	0.28

Long Term Investments	97.02
Short Term Investment	1.96

Total Investments	98.98
Net Other Assets and Liabilities	1.02
100.00%

Henderson Global Funds
Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Global Equity Income Fund (the “Fund”) as of October 31, 2010.

2.  Net unrealized appreciation of the Fund’s investment securities was $30,663,738 of which $56,573,375 related to the appreciated investment securities and $25,909,637 related to depreciated investment securities for the fiscal quarter ended October 31, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust.  If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers.  Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Global Equity Income

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) *	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Australia	$60,336,116	$—	$—	$60,336,116
Brazil	7,090,278	—	—	7,090,278
China	7,100,731	—	—	7,100,731
Cyprus	8,234,473	—	—	8,234,473
Czech Republic	4,186,236	—	—	4,186,236
France	59,974,761	—	—	59,974,761
Germany	10,646,499	—	—	10,646,499
Greece	5,305,836	—	—	5,305,836
Ireland	3,994,800	—	—	3,994,800
Italy	49,634,219	—	—	49,634,219
Japan	21,882,804	—	—	21,882,804
Korea	6,949,248	—	—	6,949,248
Netherlands	48,456,944	—	—	48,456,944
Singapore	23,460,172	—	—	23,460,172
Spain	40,195,259	—	—	40,195,259
Switzerland	9,778,418	—	—	9,778,418
Taiwan	21,200,491	—	—	21,200,491
United Kingdom	261,802,859	—	—	261,802,859
United States	156,178,761	—	—	156,178,761
Total Common Stock	806,408,905	—	—	806,408,905
Rights
Spain	195,085	—	—	195,085
Total Rights	195,085	—	—	195,085
Short Term Investment	16,272,105	—	—	16,272,105
Total Investments	822,876,095	—	—	822,876,095
Total	$822,876,095	$—	$—	$822,876,095
Financial Derivative Instruments
Foreign Currency Contracts	—	252,682	—	252,682
Total Financial Derivative Instrument	$—	$252,682	$—	$252,682

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold.  These investments in securities were classified as Level 2 rather than Level 1.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at October 31, 2010:

	Value date	Local amount (000’s)	Current value	Unrealized appreciation/depreciation
Australian Dollar Short	1/10/11	32,000	$31,085,692	$210,308
British Pound Short	1/10/11	73,500	117,708,191	(622,691)
Euro Short	1/10/11	27,800	38,657,439	159,701

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended October 31, 2010:

Currency	Realized gain/loss	Change in unrealized gain/loss
Australian Dollar	$(1,894,080)	$ 210,308
British Pound	(5,012,700)	2,256,859
Euro	(3,899,228)	654,069

During the period ended October 31, 2010, the Fund’s average notional value related to open forward foreign currency contracts was $187 million or 22.5% of net assets.

5. Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, the Fund’s bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option.  Exercise of an option written by a Fund could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

During the period ended October 31, 2010, written options activity for the Fund was as follows:

	Number of contracts	Premiums
Written options outstanding at July 31, 2010	1,800	$248,670
Options expired	1,800	248,670
Written options outstanding at October 31, 2010	-	-

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on written option contracts during the period ended October 31, 2010:

Currency	Realized gain/loss	Change in unrealized gain/loss
Japanese Yen	$248,670	$(248,670)

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Global Opportunities Fund
October 31, 2010

		Value
Shares		(note 3)

Common Stocks - 96.37%
	Brazil - 1.53%
7,500	Petroleo Brasileiro S.A.,
	ADR	$ 255,900
	China - 3.93%
746,000	Bank of China, Ltd., Class H	447,528
19,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H
	(a)	209,056
		656,584
	France - 1.14%
2,384	Compagnie Generale des
	Etablissements Michelin,
	Class B	189,627

	Hong Kong - 4.93%
403,000	361 Degrees International,
	Ltd.	390,977
199,200	Sands China, Ltd. *	432,773
		823,750
	India - 2.04%
10,279	Axis Bank, Ltd. GDR	340,646

	Italy - 1.29%
4,868	Saipem SpA	216,335

	Japan - 9.12%
30,000	Kubota Corp.	266,932
10,200	Makita Corp.	358,717
2,300	SMC Corp.	351,560
2,910	Yamada Denki Co., Ltd.	189,130
23,300	Yamaha Motor Co., Ltd. *	357,882
		1,524,221
	Netherlands - 1.41%
4,955	Randstad Holding N.V. *	235,856

	Singapore - 3.54%
79,000	Capitaland, Ltd.	237,433
46,000	Keppel Corp., Ltd.	354,694
		592,127
	Spain - 1.02%
6,330	Telefonica S.A.	170,916

	Switzerland - 6.72%
13,342	ABB, Ltd. *	276,317
7,933	Compagnie Financiere
	Richemont S.A.	395,663
1,721	Roche Holding AG	252,715
11,714	UBS AG *	198,318
		1,123,013
	Taiwan - 1.25%
17,812	Young Fast Optoelectronics
	Co., Ltd.	209,406

	United Kingdom - 14.46%
6,467	Autonomy Corp., plc *	151,498
44,675	Barclays plc	196,572
25,070	Cairn Energy plc *	155,020
63,544	Essar Energy plc *	549,318
5,769	Rio Tinto plc	373,086
29,180	Serco Group plc	287,086
10,445	Shire plc	246,195
41,824	Tesco plc	286,061
5,962	Unilever plc	171,862
		2,416,698
	United States - 43.99%
8,363	American Tower Corp., Class
	A *	431,615
5,300	Anadarko Petroleum Corp.	326,321
2,468	Apple, Inc. *	742,547
8,200	Carnival Corp.	353,994
17,708	Cisco Systems, Inc. *	404,274
6,000	CSX Corp.	368,700
7,800	Emerson Electric Co.	428,220
3,239	Equinix, Inc. *	272,853
6,138	Express Scripts, Inc. *	297,816
5,511	Hess Corp.	347,358
11,998	Lazard, Ltd., Class A	442,726
11,500	Lowe's Cos, Inc.	245,295
6,000	Mead Johnson Nutrition Co.	352,920
12,700	Microsoft Corp.	338,328
5,981	Northern Trust Corp.	296,837
5,131	PepsiCo, Inc.	335,054
3,762	Praxair, Inc.	343,621
11,000	Republic Services, Inc.	327,910
6,070	Thermo Fisher Scientific,
	Inc. *	312,120
5,700	United Parcel Service, Inc.,
	Class B	383,838
		7,352,347
	Total Common Stock
	(Cost $12,589,610)	16,107,426

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Global Opportunities Fund
October 31, 2010 (continued)

		Value
Shares		(note 3)

Preferred Stock - 2.20%
	Germany - 2.20%
4,093	Fresenius SE	$ 366,920

	Total Preferred Stock
	(Cost $234,632)	366,920

	Total Long Term
	Investments
	(Cost $12,824,242)	16,474,346
Total Investments - 98.57%
	(Cost $12,824,242)	16,474,346
Net Other Assets and
Liabilities – 1.43%		239,382

Total Net Assets – 100.00%		$ 16,713,728

*	Non income producing security

(a)	Fair valued at October 31, 2010 as determined in
good faith using procedures adopted by Board of
Trustees.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments

Global Opportunities Fund
October 31, 2010 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Oil & Gas Exploration & Production	6.17%
Diversified Banks	5.89
Apparel, Accessories & Luxury Goods	4.71
Computer Hardware	4.44
Industrial Machinery	4.25
Environmental & Facilities Services	3.68
Integrated Oil & Gas	3.61
Packaged Foods & Meats	3.14
Pharmaceuticals	2.98
Investment Banking & Brokerage	2.65
Casinos & Gaming	2.59
Wireless Telecommunication Services	2.58
Electrical Components & Equipment	2.56
Communications Equipment	2.42
Air Freight & Logistics	2.30
Diversified Metals & Mining	2.23
Railroads	2.21
Health Care Equipment	2.20
Motorcycle Manufacturers	2.14
Industrial Conglomerates	2.12
Hotels, Resorts & Cruise Lines	2.12
Industrial Gases	2.06
Systems Software	2.02
Soft Drinks	2.00
Life Sciences Tools & Services	1.87
Health Care Services	1.78
Asset Management & Custody Banks	1.78
Food Retail	1.71
Heavy Electrical Equipment	1.65
Internet Software & Services	1.63
Construction & Farm Machinery & Heavy
Trucks	1.60
Home Improvement Retail	1.47
Diversified Real Estate Activities	1.42
Human Resource & Employment Services	1.41
Oil & Gas Equipment & Services	1.29
Electronic Components	1.25
Life & Health Insurance	1.25
Diversified Capital Markets	1.19
Tires & Rubber	1.14
Computer & Electronics Retail	1.13
Integrated Telecommunication Services	1.02
Application Software	0.91
Total Investments	98.57
Net Other Assets and Liabilities	1.43
100.00%

Henderson Global Funds
Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Global Opportunities Fund (the “Fund”) as of October 31, 2010.

2.  Net unrealized appreciation of the Fund’s investment securities was $3,650,104 of which $3,743,492 related to the appreciated investment securities and $93,388 related to depreciated investment securities for the fiscal quarter ended  October 31, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Global Opp’s

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Brazil	$255,900	$—	$—	$255,900
China	656,584	—	—	656,584
France	189,627	—	—	189,627
Hong Kong	823,750	—	—	823,750
India	340,646	—	—	340,646
Italy	216,335	—	—	216,335
Japan	1,524,221	—	—	1,524,221
Netherlands	235,856	—	—	235,856
Singapore	592,127	—	—	592,127
Spain	170,916	—	—	170,916
Switzerland	1,123,013	—	—	1,123,013
Taiwan	209,406	—	—	209,406
United Kingdom	2,416,698	—	—	2,416,698
United States	7,352,347	—	—	7,352,347
Total Common Stock	16,107,426	—	—	16,107,426
Preferred Stock
Germany	366,920	—	—	366,920
Total Preferred Stock	366,920	—	—	366,920
Total Investments	16,474,346	—	—	16,474,346
Total	$16,474,346	$—	$—	$16,474,346

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Secruities		Balance as of August 1, 2010	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of October 31, 2010	Ending Unrealized Appreciation (Depreciation) from Investments held at October 31, 2010
Common Stock
China
	Ping An Insurance (Group) Co. of China, Ltd. Class H	$161,548	$—	$—	$47,509	$—	$—	$—	$209,056	$—	$76,087

	Total	$161,548	$—	$—	$47,509	$—	$—	$—	$209,056	$—	$76,087

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2010.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Global Technology Fund
October 31, 2010

		Value
Shares		(note 3)

Common Stocks - 92.41%
	Brazil - 0.97%
25,333	Totvs S.A.	$ 2,339,164

	China - 4.81%
37,411	Baidu.com, Inc., ADR *	4,115,584
72,230	Ctrip.com International, Ltd.,
	ADR *	3,761,016
161,954	Tencent Holdings, Ltd.	3,712,850
		11,589,450
	Germany - 3.17%
516,185	Infineon Technologies AG *	4,063,419
68,379	SAP AG	3,566,016
		7,629,435
	Ireland - 1.48%
79,893	Accenture plc, Class A	3,572,016

	Israel - 1.55%
87,334	Check Point Software
	Technologies, Ltd. *	3,733,528

	Luxembourg - 0.11%
64,091	AZ Electronic Materials S.A. *	261,876

	Netherlands - 3.39%
120,596	ASML Holding N.V.	3,979,617
99,463	VistaPrint N.V. *	4,184,409
		8,164,026
	Sweden - 1.25%
273,702	Telefonaktiebolaget LM
	Ericsson, B Shares	3,007,602

	Switzerland - 1.74%
125,192	Temenos Group AG *	4,198,299

	Taiwan - 5.43%
324,000	HTC Corp.	7,311,334
1,231,453	Radiant Opto-Electronics
	Corp.	1,855,936
1,905,290	Wistron Corp.	3,913,680
		13,080,950
	United Kingdom - 5.72%
4,905	Betfair Group plc *	112,784
2,050,464	Blinkx plc *	2,874,868
302,782	Rightmove plc	3,861,898
1,421,433	Spirent Communications plc	3,272,961
456,023	Telecity Group plc *	3,638,199
		13,760,710

	United States - 62.79%
315,710	Activision Blizzard, Inc.	3,621,194
105,059	Adobe Systems, Inc. *	2,957,411
24,432	Amazon.com, Inc. *	4,034,701
103,238	Analog Devices, Inc.	3,476,023
35,722	Apple, Inc. *	10,747,678
40,773	Atheros Communications *	1,265,594
1,320	ChinaCache International
	Holdings, Ltd. *	31,878
299,622	Cisco Systems, Inc. *	6,840,370
55,365	Cognizant Technology
	Solutions Corp. *	3,609,244
149,022	ComScore, Inc. *	3,503,507
183,393	Corning, Inc.	3,352,424
210,402	Dell, Inc. *	3,025,581
37,187	F5 Networks, Inc. *	4,376,910
23,676	First Solar, Inc. *	3,259,712
12,615	Google, Inc., Class A *	7,732,869
138,908	GSI Commerce, Inc. *	3,392,133
163,208	Hewlett-Packard Co.	6,864,529
202,238	Ingram Micro, Inc., Class A *	3,571,523
50,230	International Business
	Machines Corp.	7,213,028
80,070	Intuit, Inc. *	3,843,360
183,383	JA Solar Holdings Co., Ltd.,
	ADR *	1,531,248
199,740	Marvell Technology Group,
	Ltd. *	3,856,979
48,519	MercadoLibre, Inc. *	3,208,561
87,207	MICROS Systems, Inc. *	3,958,326
272,849	Microsoft Corp.	7,268,697
138,631	NetApp, Inc. *	7,382,101
22,021	NetFlix, Inc. *	3,820,644
48,600	OpenTable, Inc. *	2,981,610
276,034	Oracle Corp.	8,115,400
19,798	Priceline.com, Inc. *	7,460,084
25,070	RealD, Inc. *	524,464
68,555	Rovi Corp. *	3,472,311
170,090	Skyworks Solutions, Inc. *	3,896,762
46,320	VMware, Inc., Class A *	3,541,627
57,741	WebMD Health Corp. *	3,018,699
30,537	Xyratex, Ltd. *	472,713
		151,229,895

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Global Technology Fund
October 31, 2010 (continued)

	Total Long Term
	Investments
	(Cost $160,278,151)	$222,566,951
Short Term Investment - 3.23%
7,779,584	Fidelity Institutional Treasury
	Portfolio	7,779,584

	Total Short Term
	Investment
	(Cost $7,779,584)	7,779,584
Total Investments - 95.64%
	(Cost $168,057,735)	230,346,535
Net Other Assets and Liabilities –
4.36%		10,500,570
Total Net Assets – 100.00%		$240,847,105

*	Non income producing security

ADR	American Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds

Portfolio of Investments
Global Technology Fund
October 31, 2010 (continued)

Industry concentration as	% of Net
a percentage of net assets:	Assets
Internet Software & Services	17.60%
Systems Software	13.47
Communications Equipment	10.30
Computer Hardware	10.19
Semiconductors	9.64
Internet Retail	6.36
Application Software	6.05
IT Consulting & Other Services	5.98
Computer Storage & Peripherals	3.26
Semiconductor Equipment	1.76
Home Entertainment Software	1.72
Publishing	1.60
Hotels, Resorts & Cruise Lines	1.56
Technology Distributors	1.48
Electronic Components	1.39
Casinos & Gaming	0.05
Long Term Investments	92.41
Short Term Investment	3.23
Total Investments	95.64
Net Other Assets and Liabilities	4.36
100.00%

Henderson Global Funds
Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Global Technology Fund (the “Fund”) as of October 31, 2010.

2.  Net unrealized appreciation of the Fund’s investment securities was $62,288,800 of which $63,068,721 related to the appreciated investment securities and $779,921 related to depreciated investment securities for the fiscal quarter ended October 31, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Global Technology
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Brazil	$2,339,164	$—	$—	$2,339,164
China	11,589,450	—	—	11,589,450
Germany	7,629,435	—	—	7,629,435
Ireland	3,572,016	—	—	3,572,016
Israel	3,733,528	—	—	3,733,528
Luxembourg	261,876	—	—	261,876
Netherlands	8,164,026	—	—	8,164,026
Sweden	3,007,602	—	—	3,007,602
Switzerland	4,198,299	—	—	4,198,299
Taiwan	13,080,950	—	—	13,080,950
United Kingdom	13,760,710	—	—	13,760,710
United States	151,229,895	—	—	151,229,895
Total Common Stock	222,566,951	—	—	222,566,951
Short Term Investment	7,779,584	—	—	7,779,584
Total Investments	230,346,535	—	—	230,346,535
Total	$230,346,535	$—	$—	$230,346,535

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2010.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

International Opportunities Fund
October 31, 2010

		Value
Shares		(note 3)

Common Stocks - 90.83%
	Canada - 1.01%
1,850,000	Sino-Forest Corp. *	$ 36,568,291

	China - 8.37%
144,979,000	Bank of China, Ltd., Class H	86,973,372
912,510	Ctrip.com International, Ltd.,
	ADR *	47,514,396
24,550,000	Guangzhou R&F Properties
	Co., Ltd., Class H	34,966,231
34,772,000	PetroChina Co., Ltd., Class H	42,347,709
5,814,000	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	62,331,030
1,287,200	Tencent Holdings, Ltd.	29,509,491
		303,642,229
	Finland - 2.29%
7,716,237	Nokia Oyj	83,338,203

	France - 8.59%
1,159,558	Alstom S.A.	58,519,032
1,353,678	Essilor International S.A.	90,396,677
1,276,196	Sodexho	83,055,565
2,800,000	Vivendi Universal S.A.	79,869,839
		311,841,113
	Germany - 10.16%
5,150,000	Deutsche Post AG	96,048,123
1,606,045	HeidelbergCement AG	84,013,508
1,820,000	SAP AG	94,914,362
820,000	Siemens AG	93,675,939
		368,651,932
	Hong Kong - 3.97%
6,060,000	China Mobile, Ltd.	61,723,851
24,622,000	Sino Land Co., Ltd.	51,141,971
53,350,000	Skyworth Digital Holdings,
	Ltd.	31,178,907
		144,044,729
	India - 1.41%
720,000	State Bank of India	51,165,785

	Ireland - 0.96%
2,032,327	CRH plc	34,805,835

	Japan - 12.94%
12,036,000	Daiwa Securities Group, Inc. $	49,059,376
227,200	Keyence Corp.	56,327,078
195,400	Nintendo Co., Ltd.	50,628,681
2,851,500	NSD Co., Ltd. (a)	30,368,280
49,073	Rakuten, Inc.	37,809,445
7,923,000	Sekisui Chemical Co., Ltd.	50,411,035
1,724,400	Sumitomo Mitsui Financial
	Group, Inc.	51,686,999
821,500	TDK Corp.	46,909,314
760,240	Yamada Denki Co., Ltd.	49,410,404
3,744,500	Yamato Holdings Co., Ltd.	47,184,330
		469,794,942
	Korea - 2.37%
1,095,000	KB Financial Group, Inc.	48,655,854
1,800,000	KT Corp. ADR	37,242,000
		85,897,854
	Netherlands - 2.92%
1,400,000	Akzo Nobel N.V.	83,123,868
542,876	VistaPrint N.V. *	22,838,793
		105,962,661
	Singapore - 1.46%
4,924,596	DBS Group Holdings, Ltd.	52,887,186

	Spain - 2.68%
1,164,344	Industria de Diseno Textile
	S.A.	97,248,249

	Switzerland - 4.44%
769,442	Kuehne & Nagel
	International AG	95,158,876
450,000	Roche Holding AG	66,078,959
		161,237,835
	Taiwan - 1.60%
683,000	HTC Corp.	15,412,472
7,650,000	Siliconware Precision
	Industries Co., ADR	42,687,000
		58,099,472
	Thailand - 1.15%
4,145,000	PTT pcl	41,892,428

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

International Opportunities Fund
October 31, 2010 (continued)

		Value
Shares		(note 3)

	United Kingdom - 19.39%
12,341,790	BAE Systems plc	$ 68,167,456
15,462,289	BP plc	105,496,267
7,474,725	Capita Group plc	91,804,723
15,723,735	Essar Energy, Ltd. *	135,926,712
15,363,636	Gartmore Group, Ltd. *	29,910,794
2,630,000	Imperial Tobacco Group plc	84,241,519
52,298,128	Lloyds Banking Group plc *	57,771,690
1,358,999	Reckitt Benckiser Group plc	76,019,784
2,869,174	Tullow Oil plc	54,479,471
		703,818,416
	United States - 5.12%
145,008	Apple, Inc. *	43,628,557
1,363,464	Cisco Systems, Inc. *	31,127,883
204,094	First Solar, Inc. *	28,099,662
57,762	Google, Inc., Class A *	35,407,528
894,899	NetApp, Inc. *	47,653,372
		185,917,002
	Total Common Stock
	(Cost $2,977,834,470)	3,296,814,162
Preferred Stock - 6.09%
	Germany - 6.09%
1,107,292	Fresenius AG	99,264,124
810,784	Volkswagen AG	121,872,517
		221,136,641
	Total Preferred Stock
	(Cost $131,207,905)	221,136,641

	Total Long Term
	Investments
	(Cost $3,109,042,375)	3,517,950,803
Short Term Investments - 3.04%
16,441,209	Federated Treasury
	Obligation	16,441,209
18,830,109	Fidelity Institutional Treasury
	Portfolio	18,830,109
74,910,637	Henderson Money Market
	Fund (a)	74,910,637

	Total Short Term
	Investment
	(Cost $110,181,955)	110,181,955

Total Investments - 99.96%
	(Cost $3,219,224,330)	3,628,132,758
Net Other Assets and
Liabilities –0.04%		1,373,321

Total Net Assets – 100.00%		$ 3,629,506,079

*	Non income producing security

(a)	Affiliated holding, see notes to financial
statements for further information.

ADR	American Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments

International Opportunities Fund
October 31, 2010 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Diversified Banks	9.62%
Oil & Gas Exploration & Production	5.25
Integrated Oil & Gas	5.23
Air Freight & Logistics	3.95
Communications Equipment	3.58
Application Software	3.45
Automobile Manufacturers	3.36
Construction Materials	3.27
Health Care Equipment	2.74
Apparel Retail	2.68
Marine	2.62
Industrial Conglomerates	2.58
Human Resource & Employment Services	2.53
Health Care Supplies	2.49
Internet Software & Services	2.42
Real Estate Development	2.37
Tobacco	2.32
Diversified Chemicals	2.29
Restaurants	2.29
Movies & Entertainment	2.20
Household Products	2.09
Semiconductors	1.95
Aerospace & Defense	1.88
Pharmaceuticals	1.82
Life & Health Insurance	1.72
Wireless Telecommunication Services	1.70
Heavy Electrical Equipment	1.61
Electronic Equipment & Instruments	1.55
Home Entertainment Software	1.39
Homebuilding	1.39
Computer & Electronics Retail	1.36
Investment Banking & Brokerage	1.35
Computer Storage & Peripherals	1.31
Hotels, Resorts & Cruise Lines	1.31
Electronic Components	1.29
Computer Hardware	1.20
Internet Retail	1.04
Integrated Telecommunication Services	1.03
Forest Products	1.01
Consumer Electronics	0.86
Asset Management & Custody Banks	0.82
Long Term Investments	96.92
Short Term Investment	3.04
Total Investments	99.96
Net Other Assets and Liabilities	0.04
100.00%

Henderson Global Funds
Notes to Financial Statements
 (Unaudited)

1.  All percentages are based on the net assets of the Henderson International Opportunities Fund (the “Fund”) as of October 31, 2010.

2.  Net unrealized appreciation of the Fund’s investment securities was $408,908,428 of which $625,875,193 related to the appreciated investment securities and $216,966,765 related to depreciated investment securities for the fiscal quarter ended October 31, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

International Opp’s

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) *	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Canada	$36,568,291	$—	$—	$36,568,291
China	303,642,229	—	—	303,642,229
Finland	83,338,204	—	—	83,338,204
France	311,841,113	—	—	311,841,113
Germany	368,651,932	—	—	368,651,932
Hong Kong	144,044,728	—	—	144,044,728
India	51,165,785	—	—	51,165,785
Ireland	34,805,835	—	—	34,805,835
Japan	469,794,942	—	—	469,794,942
Korea	85,897,854	—	—	85,897,854
Netherlands	105,962,661	—	—	105,962,661
Singapore	52,887,186	—	—	52,887,186
Spain	97,248,249	—	—	97,248,249
Switzerland	161,237,835	—	—	161,237,835
Taiwan	58,099,472	—	—	58,099,472
Thailand	41,892,428	—	—	41,892,428
United Kingdom	703,818,416	—	—	703,818,416
United States	185,917,002	—	—	185,917,002
Total Common Stock	3,296,814,162	—	—	3,296,814,162
Preferred Stock
Germany	221,136,641	—	—	221,136,641
Total Preferred Stock	221,136,641	—	—	221,136,641
Short Term Investments	110,181,955	—	—	110,181,955
Total Investments	3,592,861,440	—	—	3,592,861,440
Total	$3,628,132,758	$—	$—	$3,628,132,758
Financial Derivative Instruments
Foreign Currency Contracts	—	(3,460,013)	—	(3,460,013)
Total Financial Derivative Instrument	$—	$(3,460,013)	$—	$(3,460,013)

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold.  These investments in securities were classified as Level 2 rather than Level 1.

As of the period ending October 31, 2010, securities with a total value of $891,356,947 were transferred from Level 2 to Level 1 due to the application of fair value adjustments for securities principally traded in foreign markets.  The Fund recognizes transfers between the levels as of the end of the period.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at October 31, 2010:

	Value date	Local amount (000’s)	Current value	Unrealized appreciation/depreciation
Japanese Yen Short	11/22/10	4,621,250	$57,432,707	$(3,460,013)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended October 31, 2010:

Currency	Realized gain/loss	Change in unrealized gain/loss
Japanese Yen	$(4,251,404)	$361,990

During the period ended October 31, 2010, the Fund’s average notional value related to open forward foreign currency contracts was $57 million or 1.6% of net assets.

5. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At October 31, 2010, the Fund held 5.57% NSD Co., Ltd. and 89.6% of the Henderson Money Market Fund.  Transactions in affiliates during the period ended October 31, 2010 were as follows:

Affiliate	Balance of Shares Held 731/10	Purchase	Sales	Balance of Shares Held 10/31/2010	Value
NSD Co., Ltd.	3,362,000	-	510,500	2,851,500	$30,368,280
Henderson Money Market Fund	46,244,480	300,839,720	272,173,563	74,910,637	74,910,637

The Aggregate cost & value of affiliates at October 31, 2010 is $109,353,657 and $105,278,917, respectively. Investments in affiliates represented 2.90% of the total net assets as of October 31, 2010.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Japan-Asia Focus Fund

October 31, 2010

		Value
Shares		(note 3)

Common Stocks - 98.77%
	China - 5.19%
1,324,000	Bank of China, Ltd., Class H	$ 794,272
288,000	Guangzhou R&F Properties
	Co., Ltd., Class H	410,194
		1,204,466
	Hong Kong - 1.99%
222,000	Sino Land Co., Ltd.	461,113

	Japan - 87.18%
19,900	Asahi Breweries, Ltd.	401,858
8,600	Benesse Holdings, Inc.	413,061
22,500	Bridgestone Corp.	403,473
17,300	Canon, Inc.	799,751
42,700	Credit Saison Co., Ltd.	608,105
75,000	Daiwa House Industry Co.,
	Ltd.	809,929
192,000	Daiwa Securities Group, Inc.	782,602
12,240	Hakuhodo DY Holdings, Inc.	612,989
153	INPEX Corp.	795,707
2,400	Keyence Corp.	595,004
257,600	Mitsubishi UFJ Financial
	Group, Inc.	1,200,447
414,900	Mizuho Financial Group, Inc.	603,247
10,700	Murata Manufacturing Co.,
	Ltd.	601,684
2,300	Nintendo Co., Ltd.	595,936
13,800	Nippon Telegraph and
	Telephone Corp.	626,805
3,230	Nippon Television Network
	Corp.	426,680
21,300	NS Solutions Corp.	395,984
29,900	NSD Co., Ltd.	318,433
365	NTT DoCoMo, Inc.	614,608
611	Rakuten, Inc.	470,759
50,000	Renesas Electronics Corp. *	375,917
7,900	SANKYO Co., Ltd.	421,163
11,300	Secom Co., Ltd.	513,253
97,000	Sekisui Chemical Co., Ltd.	617,174
25,500	Seven & I Holdings Co., Ltd.	593,532
14,800	Shin-Etsu Chemical Co., Ltd.	749,472
27,500	Sumitomo Mitsui Financial
	Group, Inc.	824,282
11,200	Takeda Pharmaceutical Co.,
	Ltd.	524,717
9,600	TDK Corp.	548,179
334	The Dai-ichi Life Insurance
	Co., Ltd.	405,100
22,200	Tokio Marine Holdings, Inc.	625,694
32,800	Tokyo Broadcasting System,
	Inc.	404,345
12,790	Yamada Denki Co., Ltd.	831,263
56,600	Yamato Holdings Co., Ltd.	713,215
		20,224,368
	Korea - 1.84%
23,200	SK Telecom Co., Ltd., ADR	427,576

	Thailand - 2.57%
142,000	Kasikornbank plc	596,798

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)

Japan-Asia Focus Fund
October 31, 2010 (continued)

	Total Long Term
	Investments
	(Cost $22,996,230)	$22,914,321
Short Term Investment - 0.53%
122,353	Fidelity Institutional Treasury
	Portfolio	122,353

	Total Short Term
	Investment
	(Cost $122,353)	122,353
Total Investments - 99.30%
	(Cost $23,118,583)	23,036,674
Net Other Assets and Liabilities –
0.70%		162,976
Total Net Assets – 100.00%		$23,199,650

*	Non income producing security

ADR	American Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments

Japan-Asia Focus Fund
October 31, 2010 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Diversified Banks	17.32%
Electronic Components	4.96
Wireless Telecommunication Services	4.49
Real Estate Development	3.76
Computer & Electronics Retail	3.58
Broadcasting	3.58
Diversified Real Estate Activities	3.49
Office Electronics	3.45
Oil & Gas Exploration & Production	3.43
Investment Banking & Brokerage	3.37
Specialty Chemicals	3.23
Air Freight & Logistics	3.07
Integrated Telecommunication Services	2.70
Property & Casualty Insurance	2.70
Homebuilding	2.66
Advertising	2.64
Consumer Finance	2.62
Home Entertainment Software	2.57
Electronic Equipment & Instruments	2.57
Food Retail	2.56
Pharmaceuticals	2.26
Security & Alarm Services	2.21
Internet Retail	2.03
Leisure Products	1.82
Education Services	1.78
Life & Health Insurance	1.75
Tires & Rubber	1.74
Brewers	1.73
IT Consulting & Other Services	1.71
Semiconductors	1.62
Application Software	1.37
Long Term Investments	98.77
Short Term Investment	0.53
Total Investments	99.30
Net Other Assets and Liabilities	0.70
100.00%

Japan-Asia Focus Fund
Notes to Financial Statements
 (Unaudited)

1.  All percentages are based on the net assets of the Henderson Japan-Focus Fund (the “Fund”) as of October 31, 2010.

2.  Net unrealized depreciation of the Fund’s investment securities was $81,909 of which $2,426,782 related to the appreciated investment securities and $2,508,691 related to depreciated investment securities for the fiscal quarter ended October 31, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of October 31, 2010.in valuing the Fund’s investments carried at value:

Japan Asia-Focus

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
China	$1,204,466	$—	$—	$1,204,466
Hong Kong	461,113	—	—	461,113
Japan	20,224,368	—	—	20,224,368
Korea	427,576	—	—	427,576
Thailand	596,798	—	—	596,798
Total Common Stock	22,914,321	—	—	22,914,321
Short Term Investment	122,353	—	—	122,353
Total Investments	23,036,674	—	—	23,036,674
Total	$23,036,674	$—	$—	$23,036,674

As of the period ending October 31, 2010, securities with a total value of $21,390,292 were transferred from Level 2 to Level 1 due to the application of fair value adjustments for securities principally traded in foreign markets.  The Fund recognizes transfers between the levels as of the end of the period.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2010.

Item 2.          Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.           Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 22, 2010

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       December 22, 2010